Employee Compensation - Share-Based Compensation - Additional Information (Detail)	9 Months Ended
	Jul. 31, 2023 shares $ / shares	Jul. 31, 2022 shares $ / shares
Disclosure of Sharebased Payment [Line Items]
Number of stock options, Granted | shares	1,322,817	1,028,255
Weighted average fair value of options granted | $ / shares	$ 18.94	$ 14.17